Financial instruments - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) dth	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) dth	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	May 23, 2019 USD ($)
Fair Value of Financial Instruments [Line Items]
Unrealized loss in AOCI to be reclassified			$ (1,900,000)
Foreign currency gain (loss)	$ 16,300,000	$ 10,900,000	48,000,000.0	$ 4,400,000
Supplier finance program, obligation	$ 0		$ 0		$ 80,500,000
Measurement Input, Discount Rate | Valuation Technique, Discounted Cash Flow
Fair Value of Financial Instruments [Line Items]
Cash flow discounted rate	0.11		0.11
U.S. dollar Subordinated unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Par value						$ 350,000,000.0
Swap
Fair Value of Financial Instruments [Line Items]
Commodity volumes, gas | dth	1,188,414		1,188,414
Canadian Investments and Subsidiaries
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)	$ 0	(2,400,000)	$ 65,600,000	10,200,000
Foreign exchange contract
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)	$ 0	$ 2,200,000	$ 6,000,000.0	$ 4,400,000